Bank loans	12 Months Ended
Dec. 31, 2020
Federal Home Loan Banks [Abstract]
Bank loans
15.	Bank loans

On January 18, 2019, the Group entered into a loan agreement with China Ningbo Bank with a maturity date of January 17, 2020. As of December 31, 2020, the aggregated draw amounted to RMB20,000 subject to a fixed interest rate of 5.28% per annum. The loan was guaranteed by Mr. Zhao Jishuang, Mr. Peng Siguang and Mr. Guo Yupeng. The bank loan was fully repaid upon maturity.

On January 18, 2020, the Group entered into a loan agreement with China Ningbo Bank with a maturity date of April 18, 2020. As of December 31, 2020, the aggregated draw amounted to RMB20,000 subject to a fixed interest rate of 4.80% per annum. The loan was guaranteed by Mr. Zhao Jishuang, Mr. Peng Siguang and Mr. Guo Yupeng. The bank loan was fully repaid upon maturity.

On September 5, 2019, the Group entered into a facility agreement with China Minsheng Bank with a maturity date of March 5, 2020. As of December 31, 2020, the aggregated draw amounted to RMB2,000 subject to a fixed interest rate of 4.9%. The loan was guaranteed by Mr. Zhao Jishuang, Mr. Peng Siguang and Mr. Guo Yupeng. The bank loan was fully repaid upon maturity.

On June 20, 2019, the Group entered into a facility agreement with China Merchants Bank with a maturity date of June 20, 2020 (“CMB Facility”). On November 5, 2019, the Group entered into a new facility agreement with China Merchants Bank with total facilities of RMB100,000 and a maturity date of October 27, 2021 (“New CMB Facility”) which replaced the CMB Facility. The New CMB Facilities were guaranteed by Mr. Zhao Jishuang, Mr. Peng Siguang and Mr. Guo Yupeng and pledged by the buildings of the Group Company’s VIE. As of December 31, 2020, the Group had drawn down RMB30,000, RMB 30,000 and RMB 40,000 under the facilities, which is subject to a fixed interest rate of 4.9%,5.0% and 5.0% respectively.

On June 9, 2020, the Group entered into a loan agreement with China Construction Bank with a maturity date of July 9, 2021. On July 2, 2020, the Group entered into a loan agreement with China Construction Bank with a maturity date of July 2, 2021. As of December 31, 2020, had drawn down RMB9,900 and RMB15,100 under the agreements, which is subject to a fixed interest rate of 5.0%. The loan was guaranteed by Shenzhen Yilian Education Investment Co., Ltd, Shenzhen Likeshuo network technology Co., Ltd., Mr. Zhao Jishuang, Mr. Peng Siguang and Mr. Guo Yupeng.

On March 27, 2020, the Group entered into a loan agreement with Postal Savings Bank of China Co. Ltd with a maturity date of March 26, 2021. As of December 31, 2020, the aggregated draw amounted to RMB5,000 subject to a fixed interest rate of 3.95% per annum. The loan was guaranteed by Mr. Zhao Jishuang, Shenzhen High-tech Investment and Financing Guarantee Co., Ltd., Mr. Zhuo Mo and Shenzhen Instant Education Co., Ltd. The bank loan was repaid RMB800 until December 31 2020.

On October 19, 2020, the Group entered into a loan agreement with Industrial Bank Co. Ltd with a maturity date of October 19, 2021. As of December 31, 2020, the aggregated draw amounted to RMB5,000 subject to a fixed interest rate of 4.35% per annum. The loan was guaranteed by Mr. Zhao Jishuang, Mr.Zhao Jishuang, Mr. Zhuo Mo, Mr. Peng Siguang, Mr. Guo Yupeng, Shenzhen Meilian International Education Co., Ltd. The bank loan was repaid RMB300 until December 31 2020.

Some of the Group’s loan agreements are subjected to covenant clause, whereby the Group was required to meet certain key financial ratios. The Group has fulfilled the loan covenants as required in the loan contract.